ORGANIZATION (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Reportable_Segment	Sep. 25, 2013	Dec. 25, 2012
Organization [Abstract]
Common stock, shares issued (in shares)	63,789,730	13,200,000	50,569,730
Proceeds from Issuance, initial public offering, net of expenses	$ 168,901
Number of Reportable Segments	2